Trade Payables - Summary of the carrying amount of liabilities that are part of supplier finance arrangements (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Presented within trade payables
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	€ 1,066	€ 873
Of which suppliers have received payment
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	€ 964	€ 817